Interest in Other Entities (Details) - Schedule of non-controlling interest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	$ 2,243	$ 3,233
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest		3,055
Eventer [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	1,136	178
Jeffs’ Brands Ltd.[Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	965
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	91
Gerd IP [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	$ 51